Gabelli SRI Green Fund, Inc. | Summary, Gabelli SRI Green Fund, Inc. - Class AAA Shares
SUMMARY OF THE FUND
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gabelli SRI Green Fund, Inc. Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gabelli SRI Green Fund, Inc. Class AAA Shares
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.61%
Total Annual Fund Operating Expenses		2.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.00%
[1]	Gabelli Funds, LLC, the Fund's adviser (the "Adviser") has contractually agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least July 31, 2012, and may not be terminated by the Adviser before such date.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gabelli SRI Green Fund, Inc. Class AAA Shares	203	805	1,433	3,124

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.
Principal Investment Strategies

The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be underpriced relative to their private market value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

Sustainability Criteria. The Adviser has identified the following sustainability issues it believes materially impact the world through a series of economic, social, and political changes, including, but not limited to: climate change, energy security and independence, natural resource shortages, organic living, and urbanization. The Fund will seek to invest in companies that address these issues through their products, solutions, or services. The Fund may also invest in companies that align themselves with these issues, or in conglomerates with significant divisional exposure to these issues and themes.

After identifying companies that satisfy these social and sustainability criteria, the Adviser then looks for, and will invest in, securities of companies that the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or fair value, or if there is a change to an underlying industry or company that the Adviser believes may affect the value of such securities.

The Fund may also use the following investment techniques:

• Foreign Securities. The Fund may invest in securities of non-U.S. issuers, including those in emerging markets.

• Lower Grade Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor’s (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities (“junk bonds”), provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”. For additional information about the selection of investments suitable for the Fund, see page 7.

Principal Risks

You may want to invest in the Fund if:

• you are a long-term investor

• you seek capital appreciation

• you want exposure to equity investments in companies that meet the Fund’s socially responsible or sustainability guidelines

• you believe that the market will favor growth over value stocks over the long term

• you wish to include a growth strategy as a portion of your overall investments

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the value of securities, and thus shares of the Fund, could go down, you could lose money.

• Fund and Management Risk. The Fund generally invests in growth stocks. The Fund may underperform other funds if, for example the market favors value stocks over growth stocks. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

• Foreign Securities Risk. A fund that invests outside the U.S. carries additional risks that include:

• Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

• Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

• Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action, and war.

• Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractiveness of investment opportunities available to the Fund.

• Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

• Emerging Markets. The above listed foreign securities risks are more likely in the securities of companies located in emerging markets.

• Socially Responsible/Sustainability Investment Risk. The Fund invests substantially all of its assets in the securities of companies that meet its socially responsible and sustainability criteria. As a result, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous for it to do so, or may sell securities when it might otherwise be disadvantageous for it to do so.

• Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

• Lower Grade Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI SRI GREEN FUND, INC. (Total returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).

Year to date total return for the six months ended June 30, 2011, was 5.91%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gabelli SRI Green Fund, Inc.	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Three Years	Since Inception	Inception Date
Return Before Taxes Class AAA Shares	Gabelli SRI Green Fund, Inc. Class AAA Shares	Return Before Taxes		12.15%	9.89%	5.56%	Jun 1, 2007
Return After Taxes on Distributions Class AAA Shares	Gabelli SRI Green Fund, Inc. Class AAA Shares	Return After Taxes on Distributions		9.58%	9.02%	4.81%	Jun 1, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares	Gabelli SRI Green Fund, Inc. Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.01%	8.00%	4.32%	Jun 1, 2007
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	(4.29%)	(3.25%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Gabelli SRI Green Fund, Inc. | Summary, Gabelli SRI Green Fund, Inc. - Class A, C and I Shares
SUMMARY OF THE FUND
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 13 of this Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Gabelli SRI Green Fund, Inc.	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Gabelli SRI Green Fund, Inc.		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.61%	1.61%	1.61%
Total Annual Fund Operating Expenses		2.86%	3.61%	2.61%
Fee Waiver and/or Expense Reimbursement	[1]	(0.86%)	(0.86%)	(0.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.00%	2.75%	1.75%
[1]	Gabelli Funds, LLC, the Fund's adviser (the "Adviser") has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least July 31, 2012, and may not be terminated by the Adviser before such date.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gabelli SRI Green Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	766	1,334	1,925	3,519
Class C Shares	378	1,027	1,796	3,815
Class I Shares	178	730	1,308	2,880

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption Gabelli SRI Green Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	766	1,334	1,925	3,519
Class C Shares	278	1,027	1,796	3,815
Class I Shares	178	730	1,308	2,880

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.
Principal Investment Strategies

The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be under priced relative to their Private Market Value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund's social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

Sustainability Criteria. The Adviser has identified the following sustainability issues it believes materially impact the world through a series of economic, social, and political changes, including, but not limited to: climate change, energy security and independence, natural resource shortages, organic living, and urbanization. The Fund will seek to invest in companies that address these issues through their products, solutions, or services. The Fund may also invest in companies that align themselves with these issues, or in conglomerates with significant divisional exposure to these issues and themes.

After identifying companies that satisfy these social and sustainability criteria, the Adviser then looks for, and will invest in, securities of companies that the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund's guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or fair value, or if there is a change to an underlying industry or company that the Adviser believes may affect the value of such securities.

The Fund may also use the following investment techniques:

• Foreign Securities. The Fund may invest in securities of non-U.S. issuers, including those in emerging markets.

• Lower Grade Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor's (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities (“junk bonds”), provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”. For additional information about the selection of investments suitable for the Fund, see page 8.

Principal Risks

You may want to invest in the Fund if:

• you are a long-term investor

• you seek capital appreciation

• you want exposure to equity investments in companies that meet the Fund's socially responsible or sustainability guidelines

• you believe that the market will favor growth over value stocks over the long term

• you wish to include a growth strategy as a portion of your overall investments

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the value of securities, and thus shares of the Fund, could go down, you could lose money.

• Fund and Management Risk. The Fund generally invests in growth stocks. The Fund may underperform other funds if, for example the market favors value stocks over growth stocks. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.

• Foreign Securities Risk. A fund that invests outside the U.S. carries additional risks that include:

• Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

• Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

• Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action, and war.

• Access Risk. The risk that some countries may restrict the Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractiveness of investment opportunities available to the Fund.

• Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

• Emerging Markets. The above listed foreign securities risks are more likely in the securities of companies located in emerging markets.

• Socially Responsible/Sustainability Investment Risk. The Fund invests substantially all of its assets in the securities of companies that meet its socially responsible and sustainability criteria. As a result, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous for it to do so, or may sell securities when it might otherwise be disadvantageous for it to do so.

• Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

• Lower Grade Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GABELLI SRI GREEN FUND, INC. (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 28.22% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.47)% (quarter ended December 31, 2008).

Year to date total return for the six months ended June 30, 2011, was 5.91%.

Average Annual Total Returns (for the periods ended December 31, 2010, with maximum sales charges, if applicable)
Average Annual Total Returns Gabelli SRI Green Fund, Inc.	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Three Years	Since Inception	Inception Date
Return Before Taxes Class A Shares	Gabelli SRI Green Fund, Inc. Class A Shares	Return Before Taxes		5.77%	7.84%	3.84%	Jun 1, 2007
Return Before Taxes Class C Shares	Gabelli SRI Green Fund, Inc. Class C Shares	Return Before Taxes		10.26%	9.11%	4.77%	Jun 1, 2007
Return Before Taxes Class I Shares	Gabelli SRI Green Fund, Inc. Class I Shares	Return Before Taxes		12.39%	10.18%	5.82%	Jun 1, 2007
Return After Taxes on Distributions Class A Shares	Gabelli SRI Green Fund, Inc. Class A Shares	Return After Taxes on Distributions		3.42%	7.00%	3.11%	Jun 1, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Gabelli SRI Green Fund, Inc. Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		3.91%	6.24%	2.86%	Jun 1, 2007
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	(4.29%)	(3.25%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Green Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001391839
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Gabelli SRI Green Fund, Inc. | Summary, Gabelli SRI Green Fund, Inc. - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Fees and Expenses of the Fund	gsgf1391839_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gsgf1391839_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	365.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be underpriced relative to their private market value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

Sustainability Criteria. The Adviser has identified the following sustainability issues it believes materially impact the world through a series of economic, social, and political changes, including, but not limited to: climate change, energy security and independence, natural resource shortages, organic living, and urbanization. The Fund will seek to invest in companies that address these issues through their products, solutions, or services. The Fund may also invest in companies that align themselves with these issues, or in conglomerates with significant divisional exposure to these issues and themes.

After identifying companies that satisfy these social and sustainability criteria, the Adviser then looks for, and will invest in, securities of companies that the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or fair value, or if there is a change to an underlying industry or company that the Adviser believes may affect the value of such securities.

The Fund may also use the following investment techniques:

• Foreign Securities. The Fund may invest in securities of non-U.S. issuers, including those in emerging markets.

• Lower Grade Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor’s (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities (“junk bonds”), provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”. For additional information about the selection of investments suitable for the Fund, see page 7.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be underpriced relative to their private market value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

• you are a long-term investor

• you seek capital appreciation

• you want exposure to equity investments in companies that meet the Fund’s socially responsible or sustainability guidelines

• you believe that the market will favor growth over value stocks over the long term

• you wish to include a growth strategy as a portion of your overall investments

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Because the value of securities, and thus shares of the Fund, could go down, you could lose money.

• Fund and Management Risk. The Fund generally invests in growth stocks. The Fund may underperform other funds if, for example the market favors value stocks over growth stocks. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

• Foreign Securities Risk. A fund that invests outside the U.S. carries additional risks that include:

• Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

• Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

• Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action, and war.

• Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractiveness of investment opportunities available to the Fund.

• Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

• Emerging Markets. The above listed foreign securities risks are more likely in the securities of companies located in emerging markets.

• Socially Responsible/Sustainability Investment Risk. The Fund invests substantially all of its assets in the securities of companies that meet its socially responsible and sustainability criteria. As a result, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous for it to do so, or may sell securities when it might otherwise be disadvantageous for it to do so.

• Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

• Lower Grade Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gsgf1391839_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GABELLI SRI GREEN FUND, INC. (Total returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the years shown in the bar chart, the highest return for a quarter was 28.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).

Year to date total return for the six months ended June 30, 2011, was 5.91%.

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gabelli SRI Green Fund, Inc. | Summary, Gabelli SRI Green Fund, Inc. - Class A, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Fees and Expenses of the Fund	gsgf1391839_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 13 of this Prospectus.
Expense Breakpoint Discounts	gsgf1391839_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 13 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Portfolio Turnover	gsgf1391839_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	365.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be under priced relative to their Private Market Value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund's social guidelines. Pursuant to the guidelines, the Fund will not invest in the top 50 defense/weapons contractors or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, defense/weapons production, and companies involved in the manufacture of abortion related products.

Sustainability Criteria. The Adviser has identified the following sustainability issues it believes materially impact the world through a series of economic, social, and political changes, including, but not limited to: climate change, energy security and independence, natural resource shortages, organic living, and urbanization. The Fund will seek to invest in companies that address these issues through their products, solutions, or services. The Fund may also invest in companies that align themselves with these issues, or in conglomerates with significant divisional exposure to these issues and themes.

After identifying companies that satisfy these social and sustainability criteria, the Adviser then looks for, and will invest in, securities of companies that the Adviser believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund's guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or fair value, or if there is a change to an underlying industry or company that the Adviser believes may affect the value of such securities.

The Fund may also use the following investment techniques:

• Foreign Securities. The Fund may invest in securities of non-U.S. issuers, including those in emerging markets.

• Lower Grade Debt Securities. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least “BBB” (which securities may have speculative characteristics) by Standard & Poor's (“S&P”) or, if unrated, judged by the Adviser to be of comparable quality. However, on occasion when the Adviser deems appropriate, the Fund may also invest up to 25% of its assets in more speculative convertible debt securities (“junk bonds”), provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”. For additional information about the selection of investments suitable for the Fund, see page 8.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment. The Fund may also invest in foreign securities and in securities that are convertible into common stocks. Under normal market conditions, the Fund invests its assets in stocks that are listed on a recognized securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities appear to be under priced relative to their Private Market Value (“PMV”). PMV or “fair value” is the value the Adviser believes informed investors would be willing to pay for a company.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

• you are a long-term investor

• you seek capital appreciation

• you want exposure to equity investments in companies that meet the Fund's socially responsible or sustainability guidelines

• you believe that the market will favor growth over value stocks over the long term

• you wish to include a growth strategy as a portion of your overall investments

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the value of securities, and thus shares of the Fund, could go down, you could lose money.

• Fund and Management Risk. The Fund generally invests in growth stocks. The Fund may underperform other funds if, for example the market favors value stocks over growth stocks. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund's shares may decline.

• Foreign Securities Risk. A fund that invests outside the U.S. carries additional risks that include:

• Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

• Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

• Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action, and war.

• Access Risk. The risk that some countries may restrict the Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractiveness of investment opportunities available to the Fund.

• Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

• Emerging Markets. The above listed foreign securities risks are more likely in the securities of companies located in emerging markets.

• Socially Responsible/Sustainability Investment Risk. The Fund invests substantially all of its assets in the securities of companies that meet its socially responsible and sustainability criteria. As a result, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous for it to do so, or may sell securities when it might otherwise be disadvantageous for it to do so.

• Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

• Lower Grade Debt Securities Risk. The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

• Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gsgf1391839_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year and the life of the Fund compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GABELLI SRI GREEN FUND, INC. (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 28.22% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.47)% (quarter ended December 31, 2008).

Year to date total return for the six months ended June 30, 2011, was 5.91%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010, with maximum sales charges, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
Gabelli SRI Green Fund, Inc. | Class AAA Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,433
10 Years	rr_ExpenseExampleYear10	3,124
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.41%)
2009	rr_AnnualReturn2009	67.66%
2010	rr_AnnualReturn2010	12.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.91%
Gabelli SRI Green Fund, Inc. | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,334
5 Years	rr_ExpenseExampleYear05	1,925
10 Years	rr_ExpenseExampleYear10	3,519
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,334
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,519
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(29.33%)
2009	rr_AnnualReturn2009	67.76%
2010	rr_AnnualReturn2010	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.91%
Gabelli SRI Green Fund, Inc. | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,796
10 Years	rr_ExpenseExampleYear10	3,815
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,796
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,815
Gabelli SRI Green Fund, Inc. | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	2,880
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,880
Gabelli SRI Green Fund, Inc. | Class AAA Shares | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.15%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	9.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class A Shares | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	5.77%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class C Shares | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	10.26%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class I Shares | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.39%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	10.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class AAA Shares | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	9.58%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	9.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class A Shares | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	3.42%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	8.01%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Gabelli SRI Green Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	3.91%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007
Gabelli SRI Green Fund, Inc. | MSCI AC World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	12.67%
Past Three Years	gsgf1391839_AverageAnnualReturnYear03	(4.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.25%)

[1]	Gabelli Funds, LLC, the Fund's adviser (the "Adviser") has contractually agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least July 31, 2012, and may not be terminated by the Adviser before such date.
[2]	Gabelli Funds, LLC, the Fund's adviser (the "Adviser") has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least July 31, 2012, and may not be terminated by the Adviser before such date.